Note 25 - Operating Segments - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Interest income (expense)	$ 116,168	$ 102,655
Non-interest income	8,473	8,978
Total revenue	124,641	111,633
Provision for (recovery of) credit losses	4,413	(268)
Revenue less provision for credit loss	120,228	111,901
Non-interest expenses:
Salaries and benefits	37,984	32,784
General and administrative	33,727	19,169
Premises and equipment	7,024	5,155
Noninterest expense	78,735	57,108
Income before income taxes	41,493	54,793
Income tax provision	13,035	15,045
Net income	28,458	39,748
Total assets	5,808,475	4,838,484
Total liabilities	5,275,802	4,439,281
Interest income (expense)	116,168	102,655
Non-interest income	8,473	8,978
Total revenue	124,641	111,633
Provision for (recovery of) credit losses	4,413	(268)
Revenue less provision for credit loss	120,228	111,901
Operating segments [member] | Digital Banking Canada [member]
Statement Line Items [Line Items]
Interest income (expense)	103,265	101,263
Non-interest income	460	698
Total revenue	103,725	101,961
Provision for (recovery of) credit losses	4,553	(134)
Revenue less provision for credit loss	99,172	102,095
Non-interest expenses:
Salaries and benefits	25,785	26,523
General and administrative	29,560	18,324
Premises and equipment	3,677	3,292
Noninterest expense	59,022	48,139
Income before income taxes	40,150	53,956
Income tax provision	12,538	14,860
Net income	27,612	39,096
Total assets	5,050,922	4,602,360
Total liabilities	4,777,508	4,343,878
Interest income (expense)	103,265	101,263
Non-interest income	460	698
Total revenue	103,725	101,961
Provision for (recovery of) credit losses	4,553	(134)
Revenue less provision for credit loss	99,172	102,095
Operating segments [member] | Digital Banking USA [member]
Statement Line Items [Line Items]
Interest income (expense)	12,903	1,392
Non-interest income	(39)	1
Total revenue	12,864	1,393
Provision for (recovery of) credit losses	(140)	(134)
Revenue less provision for credit loss	13,004	1,527
Non-interest expenses:
Salaries and benefits	5,015	437
General and administrative	3,484	365
Premises and equipment	722	105
Noninterest expense	9,221	907
Income before income taxes	3,783	620
Income tax provision	1,111	155
Net income	2,672	465
Total assets	759,733	226,319
Total liabilities	498,822	90,716
Interest income (expense)	12,903	1,392
Non-interest income	(39)	1
Total revenue	12,864	1,393
Provision for (recovery of) credit losses	(140)	(134)
Revenue less provision for credit loss	13,004	1,527
Operating segments [member] | Digital Meteor [Member]
Statement Line Items [Line Items]
Interest income (expense)	0	0
Non-interest income	2,206	1,183
Total revenue	2,206	1,183
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	2,206	1,183
Non-interest expenses:
Salaries and benefits	814	526
General and administrative	574	242
Premises and equipment	820	120
Noninterest expense	2,208	888
Income before income taxes	(2)	295
Income tax provision	0	41
Net income	(2)	254
Total assets	10,207	3,434
Total liabilities	8,006	1,371
Interest income (expense)	0	0
Non-interest income	2,206	1,183
Total revenue	2,206	1,183
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	2,206	1,183
Operating segments [member] | Cybersecurity segment [member]
Statement Line Items [Line Items]
Interest income (expense)	0	0
Non-interest income	7,245	8,455
Total revenue	7,245	8,455
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	7,245	8,455
Non-interest expenses:
Salaries and benefits	6,370	5,298
General and administrative	1,508	1,597
Premises and equipment	1,805	1,638
Noninterest expense	9,683	8,533
Income before income taxes	(2,438)	(78)
Income tax provision	(614)	(11)
Net income	(1,824)	(67)
Total assets	24,538	23,564
Total liabilities	28,319	28,894
Interest income (expense)	0	0
Non-interest income	7,245	8,455
Total revenue	7,245	8,455
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	7,245	8,455
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Interest income (expense)	0	0
Non-interest income	(1,399)	(1,359)
Total revenue	(1,399)	(1,359)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	(1,399)	(1,359)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(1,399)	(1,359)
Premises and equipment	0	0
Noninterest expense	(1,399)	(1,359)
Income before income taxes	0	0
Income tax provision	0	0
Net income	0	0
Total assets	(36,925)	(17,193)
Total liabilities	(36,853)	(25,578)
Interest income (expense)	0	0
Non-interest income	(1,399)	(1,359)
Total revenue	(1,399)	(1,359)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	$ (1,399)	$ (1,359)